Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of reconciliation of net loss attributable to common stockholders and basic and diluted loss per common share

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Class A common stock
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$13,408	$128,612
Less: Company's portion available to be withdrawn to pay taxes	(13,408)	(128,612)
Net income attributable	$—	$—
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	40,250,000	40,250,000
Basic and diluted net income per share, Class A common stock	$—	$—
Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$(3,586,220)	$(9,778,749)
Net income allocable to Class A common stock	—	—
Net income (loss) attributable	$(3,586,220)	$(9,778,749)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	10,062,500	10,011,740
Basic and diluted net loss per share, Class B common stock	$(0.36)	$(0.98)

Benson Hill, Inc
Schedule of basis for basic and diluted EPS by reconciling the numerators and denominators of the computations

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2021	2020	2021	2020
Weighted average shares outstanding:
Basic weighted average shares outstanding	6,323	5,634	6,092	5,597
Effect of dilutive securities	—	—	—	—
Diluted weighted average shares outstanding	6,323	5,634	6,092	5,597

	Year Ended December 31
	2020	2019	2018
Weighted average shares outstanding:
Basic weighted average shares outstanding	5,662	5,277	5,131
Effect of dilutive securities	—	—	—
Diluted weighted average shares outstanding	5,662	5,277	5,131

Schedule of reconciliation of net loss attributable to common stockholders and basic and diluted loss per common share

	2020	2019	2018
Net loss	$(67,159)	$(43,910)	$(18,089)
Less: Preferred stock deemed dividend	6,102	—	1,015
Net loss attributable to common stockholders	(73,261)	(43,910)	(19,104)
Basic and diluted loss per common share	$(12.94)	$(8.32)	$(3.72)